AOMT II, LLC ABS-15G

Exhibit 99.31

TPR Firm:		Report Date:	XXX
Client Name:	XXX	Report:	XXX
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
2026060342	XXX		XXX	XXX	Loan Type	XXX	XXX	XXX
2026060342	XXX		XXX	XXX	Qualifying Total Debt Income Ratio	XXX	XXX	XXX